Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Current assets:
Cash and cash equivalents (Note 8)	$ 95,255	$ 88,983
Amounts due from related parties (Note 14)	$ 153	$ 705
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Inventories (Note 11)	$ 4,588	$ 4,288
Derivative assets (Notes 7 and 8)	2,133	2,276
Other current assets (Note 18)	22,791	15,192
Total current assets	124,920	111,444
Long-term assets:
Vessels, net of accumulated depreciation (Notes 10 and 21)	1,488,680	1,557,021
Right-of-use assets (Note 4)	675	875
Deferred tax assets (Note 9)	2,295	2,662
Derivative assets (Notes 7 and 8)	2,250	1,908
Accrued income	15,450	10,927
Other long-term assets (Note 20)	5,308
Total Long-term assets	1,514,658	1,573,393
Total assets	1,639,578	1,684,837
Current liabilities:
Trade accounts payable	8,732	9,607
Accrued expenses (Note 19)	26,596	18,428
Current portion of long-term debt (Notes 8 and 13)	313,819	381,126
Current lease liabilities (Note 4)	419	406
Current portion of derivative liabilities (Note 8)		247
Income taxes payable (Note 9)	43	46
Current portion of contract liabilities (Note 12)	9,023	9,024
Prepaid charter and deferred revenue	5,696	5,650
Amount due to related parties (Note 14)	$ 2,778	$ 2,392
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Total current liabilities	$ 367,106	$ 426,926
Long-term liabilities:
Long-term debt (Notes 8 and 13)	588,690	573,974
Lease liabilities (Note 4)	256	469
Derivative liabilities (Notes 7 and 8)	161	909
Contract liabilities (Note 12)	55,590	60,102
Deferred tax liabilities (Note 9)	83	82
Deferred revenues	1,168	1,402
Other long-term liabilities (Note 20)	5,519
Total long-term liabilities	651,467	636,938
Total liabilities	1,018,573	1,063,864
Commitments and contingencies (Note 15)
Series A Convertible Preferred Units	84,308	84,308
Partners' capital:
General partner interest	9,590	9,589
Total partners' capital	536,697	536,665
Total liabilities and equity	1,639,578	1,684,837
Common units
Partners' capital:
Common unitholders	523,236	523,205
Class B unit
Partners' capital:
Common unitholders	$ 3,871	$ 3,871